UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2026 to July 17, 2026

Commission File Number of issuing entity:  333-261764-02

Central Index Key Number of issuing entity:  0001982178

Benchmark 2023-V3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-261764

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4258216
38-4258217
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2026 a distribution was made to holders of the certificates issued by Benchmark 2023-V3 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Benchmark 2023-V3 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	7.16%	0	N/A

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by Benchmark 2023-V3 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 18, 2026 to July 17, 2026.

The Depositor has filed a Form ABS-15G on February 13, 2026. The CIK number of the Depositor is 0001004158.  There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 12, 2026. The CIK number of GSMC is 0001541502.  There is no new activity to report at this time.

Barclays Capital Real Estate Inc., one of the sponsors, has filed a Form ABS-15G on February 13, 2026. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.  There is no new activity to report at this time.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G on February 10, 2026. The CIK number of CREF is 0001701238.  There is no new activity to report at this time.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2026. The CIK number of GACC is 0001541294.  There is no new activity to report at this time.

Bank of Montreal, one of the sponsors, has filed a Form ABS-15G on May 13, 2026. The CIK number of Bank of Montreal is 0000927971.  There is no new activity to report at this time.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, has filed a Form ABS-15G on February 12, 2026. The CIK number of JPM is 0000835271.  There is no new activity to report at this time.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 28, 2026 under Commission File No. 333-261764-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 28, 2026 under Commission File No. 333-261764-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Benchmark 2023-V3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/17/2026	$409,059.12
Current Distribution Date	07/17/2026	$417,169.97

REO Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Benchmark 2023-V3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/17/2026	$7,867.82
Current Distribution Date	07/17/2026	$7,613.50

Interest Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Benchmark 2023-V3 Mortgage Trust, relating to the July 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 28, 2026 under Commission File No. 333-261764-02 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 28, 2026 under Commission File No. 333-261764-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: July 28, 2026